NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JULY 31, 2026

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 95.79%
	Communication Services - Media & Entertainment -- 8.58%
684,650	Alphabet Inc. Class C	$244,180,422
125,275	Meta Platforms, Inc.	69,741,845
389,415	Netflix, Inc.*	27,924,950
		341,847,217

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 11.27%
869,171	Amazon.com, Inc.*	236,049,460
218,308	Home Depot, Inc.	72,469,524
732,445	O'Reilly Automotive, Inc.*	65,443,961
477,435	TJX Companies Inc	75,119,623
		449,082,568

	Consumer Discretionary - Consumer Services -- 2.71%
178,045	McDonald's Corporation	48,186,099
566,690	Starbucks Corporation	59,644,122
		107,830,221

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.01%
84,150	Costco Wholesale Corporation	80,101,544

	Consumer Staples - Food, Beverage & Tobacco -- 1.50%
683,565	The Coca-Cola Company	59,873,458

	Financials - Banks -- 1.84%
208,430	JPMorgan Chase & Co.	73,323,590

	Financials - Financial Services -- 6.89%
435,075	Intercontinental Exchange, Inc.	66,340,236
120,275	Mastercard Incorporated Class A	68,929,603
164,740	S&P Global, Inc.	67,861,348
195,120	Visa Inc. Class A	71,439,286
		274,570,473

	Financials - Insurance -- 1.63%
180,507	Aon Plc Class A	65,081,799

	Health Care - Health Care Equipment & Services -- 4.10%
685,410	Alcon AG	47,252,165
978,250	Boston Scientific Corporation*	45,713,623
215,960	Stryker Corporation	70,338,172
		163,303,960

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 5.83%
358,546	AstraZeneca PLC	60,823,743
69,685	Eli Lilly & Company	80,056,915
159,228	Thermo Fisher Scientific Inc.	91,444,640
		232,325,298

	Industrials - Capital Goods -- 6.97%
165,370	Eaton Corporation plc	68,661,624
1,320,580	Fastenal Company	63,004,872
650,000	Fortive Corp.	38,486,500
151,040	Illinois Tool Works Inc.	43,340,928
438,230	Johnson Controls International plc	64,270,812
		277,764,736

	Industrials - Commercial & Professional Services -- 3.47%
304,015	Cintas Corporation	62,210,589
164,740	Mobility Global, Inc.*	3,357,401
434,670	Waste Connections, Inc.	72,755,065
		138,323,055

	Information Technology - Semiconductors & Semiconductor Equipment -- 14.04%
164,544	Advanced Micro Devices, Inc.*	78,347,626
241,875	Broadcom Inc.	94,157,100
244,885	KLA Corporation	44,769,876
158,972	Lam Research Corporation	46,581,975
1,152,620	NVIDIA Corporation	231,388,465
232,956	Texas Instruments Incorporated	64,235,287
		559,480,329

	Information Technology - Software & Services -- 16.82%
193,628	Cadence Design Systems, Inc.*	65,837,393
416,093	Microsoft Corporation	193,366,739
254,130	Palo Alto Networks, Inc.*	84,327,958
109,055	Roper Technologies, Inc.	42,746,288
274,115	Salesforce, Inc.	50,442,642
442,340	ServiceNow, Inc.*	49,201,478
243,840	Snowflake Inc.*	71,513,395
134,712	Synopsys, Inc.*	52,370,637
216,220	Workday, Inc. Class A*	34,668,715
171,235	Zscaler, Inc.*	25,890,732
		670,365,977

	Information Technology - Technology Hardware & Equipment -- 5.12%
659,910	Apple Inc.	203,852,798

	Materials - Materials -- 3.01%
202,240	Sherwin-Williams Company	68,933,504
190,310	Vulcan Materials Company	51,111,557
		120,045,061

	TOTAL COMMON STOCKS
	(cost $1,607,281,079)	3,817,172,084

SHORT-TERM INVESTMENTS -- 4.02%
	Money Market Deposit Account -- 1.43%
$57,117,938	U.S. Bank Money Market, 3.45%	57,117,938

	Money Market Fund -- 1.46%
	First American Money Market Funds Government Obligations Fund - X Class,
58,000,000	7-day net yield, 3.58%	58,000,000

	U.S. Government Security -- 1.13%
45,000,000	U.S. Treasury Bill 08/11/2026, 2.926%	44,963,975

TOTAL SHORT-TERM INVESTMENTS
(cost $160,073,262)	160,081,913
TOTAL INVESTMENTS
(cost $1,767,354,342) - 99.81%	3,977,253,997
OTHER ASSETS, NET OF LIABILITIES - 0.19%	7,750,292
TOTAL NET ASSETS
(basis of percentages disclosed above) - 100%	$3,985,004,289

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$3,817,172,084
Money Market Deposit Account	57,117,938
Money Market Fund	58,000,000
Level 2
U.S Government Security	44,963,975
Level 3
None	—
Total	$3,977,253,997

(1) See Schedule above for further detail by industry.